As filed with the U.S. Securities and Exchange Commission

on October 29, 2012

Securities Act File No. 333-151713

Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 86 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 89  ☑

(Check appropriate box or boxes)

Global X Funds

 (Exact Name of Registrant as Specified in Charter)

623 Fifth Ave, 15th floor

New York, NY 10022

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 623 Fifth Ave, 15th floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11524 C Providence Road, Suite 236
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)

❑ immediately upon filing pursuant to paragraph (b)

☑ on November 20, 2012 pursuant to paragraph (b)

❑ 60 days after filing pursuant to paragraph (a)(1)

❑ on (date) pursuant to paragraph (a)(1)

❑ 75 days after filing pursuant to paragraph (a)(2)

❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 86 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 77, which was filed with the Securities and Exchange Commission on August 17, 2012. This Post-Effective Amendment No. 86 is filed solely for the purpose of designating November 20, 2012 as the new effective date of Post-Effective Amendment No. 77, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 86 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of October 2012.

Global X Funds

By: /s/ Bruno del Ama

       President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	October 29, 2012
Bruno del Ama

/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	October 29, 2012
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	October 29, 2012

*
Scott R. Chichester	Trustee	October 29, 2012

*
Kartik Kiran Shah	Trustee	October 29, 2012

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney